Summary of Significant Accounting Policies - Summary of Recognized Liabilities Carried at Fair Value on Recurring Basis (Detail) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Recurring | Warrant Liability | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Warrant liability (note 10)	$ 709,504	$ 809,974